Other operating expense - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Net impairment loss on trade receivables	$ 12,760	$ 1,498
Restructuring and related costs	17,046	1,512
Provisions made during year	24,925	11,269
Prepaid expenses	2,340
Acquisition related costs	$ 0	$ 773